Loans and borrowings	12 Months Ended
Dec. 31, 2025
Borrowing costs [abstract]
Loans and borrowings
Note 26 - Loans and borrowings
The loans and borrowings balance as of December 31, 2024 was re-presented in accordance with the changes stated in Voluntary re-presentation from previous year in these Consolidated Financial Statements. For further details, see Note 2 - Material accounting policies and use of significant judgements and estimates.
The changes and carrying amounts of Polestar Group's loans and borrowings as of December 31, 2025 and 2024 were as follows:

	Working capital loans from banks	Convertible instruments[1]	Club Loan[2]	Borrowing collateralized with tooling[3]	Market RCFs[4]	Total
Balance as of January 1, 2025	2,427,194	1,300,406	933,175	124,878	153,248	4,938,901
New borrowings	3,447,330	300,000	—	222,681	375,931	4,345,942
Payments	(2,704,901)	—	—	(23,497)	(389,040)	(3,117,438)
Transaction costs and amortization	1,220	(1,663)	3,993	—	(772)	2,778
Interest on loans	111	23,232	15,667	488	54	39,552
Effect of foreign currency exchange differences	79,632	—	46,005	9,146	15,387	150,170
Balance as of December 31, 2025	3,250,586	1,621,975	998,840	333,696	154,808	6,359,905
of which current	3,250,586	366,001	21,604	67,676	154,808	3,860,675
of which non-current	—	1,255,974	977,236	266,020	—	2,499,230

Balance as of January 1, 2024	1,923,755	1,250,000	—	131,737	147,787	3,453,279
New borrowings	3,074,640	4,876	950,632	6,412	336,622	4,373,182
Payments	(2,560,208)	—	—	(7,178)	(322,513)	(2,889,899)
Transaction costs and amortization	—	—	(9,072)	—	—	(9,072)
Debt modification	—	2,761	—	(2,478)	—	283
Interest on loans	12,431	42,769	5,937	—	642	61,779
Effect of foreign currency exchange differences	(23,424)	—	(14,322)	(3,615)	(9,290)	(50,651)
Balance as of December 31, 2024	2,427,194	1,300,406	933,175	124,878	153,248	4,938,901
of which current	2,427,194	42,769	5,940	28,688	153,248	2,657,839
of which non-current	—	1,257,637	927,235	96,190	—	2,281,062
1 - Borrowing with related parties, previously referred to "Credit facilities".
2 - The Club Loan was previously referred to as "Syndicated loans from banks".
3 - Borrowing with related parties, previously named as "PS3 tooling".
4 - The Market Revolving Credit Facilities ("Market RCFs") were previously referred to as "Floorplan" and "Sale-leaseback facilities".
Working capital loans from banks

The terms and conditions of current working capital loans outstanding as of December 31, 2025 are as follows:

Working capital loan	Currency	Term	Interest rate	Nominal amount in respective currency	Principal carrying value in TUSD[8]
Secured bank loan[1]	USD	Sep, 2024-2026	SOFR[5]+1.00%	100,000	100,000
Secured bank loan[1]	USD	Dec, 2024-2026	SOFR[5]+1.00%	125,000	125,000
Secured bank loan[1]	USD	Feb, 2025 - Jan, 2026	SOFR[7]+1.00%	50,000	50,000
Secured bank loan[1]	USD	Mar, 2025 - Jan, 2026	SOFR[7]+1.70%	300,000	300,000
Secured bank loan[1]	USD	Mar, 2025 - Jan, 2026	SOFR[7]+1.70%	100,000	100,000
Secured bank loan[1]	USD	Jun, 2025 - Jan, 2026	SOFR[7]+1.70%	50,000	50,000
Secured bank loan[1]	USD	Jun, 2025 - Jan, 2026	SOFR[7]+1.00%	50,000	50,000
Unsecured bank loan[2]	CNY	Mar, 2025-2026	4.00% p.a.	255,000	36,485
Unsecured bank loan[2]	CNY	Jun, 2025-2026	3.85% p.a.	5,000	715
Unsecured bank loan[2]	CNY	Jun, 2025-2026	3.85% p.a.	156,000	22,320
Unsecured bank loan[2]	CNY	Jun, 2025-2026	3.85% p.a.	170,000	24,323
Unsecured bank loan[2]	CNY	Sep, 2025-2026	3.85% p.a.	55,000	7,869
Unsecured bank loan[2]	CNY	Sep, 2025-2026	3.85% p.a.	7,700	1,098
Unsecured bank loan[2]	CNY	Sep, 2025 - Mar, 2026	3.85% p.a.	37,300	5,341
Unsecured bank loan[2]	CNY	Mar, 2025-2026	3.65% p.a.	800,000	114,463
Secured bank loan[1]	CNY	Aug, 2025-2026	2.40% p.a.	1,100,000	157,387
Unsecured bank loan[2]	CNY	Dec, 2025-2026	4.50% p.a.	2,000,000	286,158
Secured bank loan[1]	CNY	Dec, 2025-2026	4.50% p.a.	1,000,000	143,079
Secured bank loan[1]	USD	Mar, 2025-2026	5.45% p.a.	210,000	210,000
Unsecured bank loan[2]	USD	Jun, 2025-2026	7.30% p.a.	300,000	300,000
Secured bank loan[1]	CNY	Aug, 2025-2026	2.40% p.a.	976,000	139,645
Secured bank loan[1]	USD	Sep, 2025-2026	3.82% p.a.	320,000	320,000
Unsecured bank loan[2]	USD	Sep, 2025-2026	3.82% p.a.	82,000	82,000
Unsecured bank loan[2]	USD	Dec, 2025-2026	3.68% p.a.	118,000	118,000
Secured bank loan[4]	EUR	Mar, 2025-2026	EURIBOR[6]+2.50%	150,000	175,950
Secured bank loan[1]	USD	Sep, 2025 - Mar, 2026	SOFR[8]+1.00%	150,000	150,000
Secured bank loan[1]	USD	Sep, 2025 - Mar, 2026	SOFR[8]+1.00%	150,000	150,000
Secured bank loan[1]	EUR	Oct, 2025 - Jan, 2026	EURIBOR[6]+2.30%	3,500	4,090
Secured bank loan[1]	EUR	Oct, 2025 - Jan, 2026	EURIBOR[6]+2.30%	12,200	14,121
Total					3,238,044
1 - Secured by Geely.
2 - Letter of comfort from Geely.
3 - 3-month Euro Interbank Offered Rate ("EURIBOR").
4 - Letter of keep well from Geely.
5 - 12-month Term Secured Overnight Financing Rate ("SOFR").
6 - 1-month Term Secured Overnight Financing Rate ("SOFR").
7 - 6-month Term Secured Overnight Financing Rate ("SOFR").
8 - Excludes interest on loans.
Some of Polestar's loan facilities in China are subject to covenant requirements, including, but not limited to, a 300% liability-to-asset ratio of any single borrowing entity within the Group. Additionally, one specific loan facility requires Polestar to reach a retail sales volume of 30,000 units in the first half of 2026, otherwise allowing the lender to claim repayment from Polestar of 25% of the outstanding amount of the loan per month thereafter. As of December 31, 2025, Polestar was not in breach of its Chinese loan covenants.
Polestar's Trade Finance Facility is subject to certain covenant requirements and shares the same minimum quarterly cash covenant as the syndicated Club Loan. As of December 31, 2025, Polestar was not in breach of these covenants.
The terms and conditions of current working capital loans outstanding as of December 31, 2024 were as follows:

Working capital loan	Currency	Term	Interest rate	Nominal amount in respective currency	Principal carrying value in TUSD[8]
Unsecured[6]	CNY	Mar, 2024-2025	LPR[3]+1.05%	177,000	24,249
Unsecured[6]	CNY	Apr, 2024-2025	LPR[3]+0.35%	473,000	64,802
Unsecured[6]	CNY	May, 2024-2025	LPR[3]+0.35%	88,000	12,056
Unsecured[6]	CNY	Jun, 2024-2025	LPR[3]+0.85%	231,000	31,647
Unsecured[6]	USD	Aug, 2024-2025	7.8% p.a.	196,000	196,000
Secured[1]	USD	Aug, 2024-2025	SOFR[5]+0.55%	320,000	320,000
Unsecured[6]	USD	Aug, 2024-2025	SOFR[5]+0.55%	82,000	82,000
Secured[1]	USD	Aug, 2024-2025	SOFR[5]+1.15%	100,000	100,000
Secured[1]	USD	Sep, 2024-Mar, 2025	6.9% p.a.	100,000	100,000
Unsecured[6]	USD	Sep, 2024-Jun, 2025	7.8% p.a.	104,000	104,000
Unsecured[6]	CNY	Sep, 2024-2025	LPR[3]+0.45%	39,000	5,343
Secured[1]	USD	Sep, 2024-2025	SOFR[5]+1.15%	100,000	100,000
Secured[1]	USD	Sep, 2024-2025	SOFR[5]+1.10%	100,000	100,000
Secured[2]	EUR	Oct, 2024-Feb, 2025	EURIBOR[4]+2.3%	361,886	375,548
Secured[1]	USD	Dec, 2024-Jan, 2025	SOFR[7]+1.00%	25,000	25,000
Secured[1]	USD	Dec, 2024-Jan, 2025	SOFR[7]+1.00%	50,000	50,000
Secured[1]	USD	Dec, 2024-Jan, 2025	SOFR[7]+1.00%	50,000	50,000
Secured[1]	USD	Dec, 2024-Jan, 2025	SOFR[7]+1.00%	25,000	25,000
Unsecured[6]	USD	Dec, 2024-2025	SOFR[5]+0.30%	41,650	41,650
Unsecured[6]	USD	Dec, 2024-2025	SOFR[5]+0.30%	58,350	58,350
Unsecured[6]	USD	Dec, 2024-2025	SOFR[5]+0.30%	11,200	11,200
Unsecured[6]	CNY	Dec, 2024-2025	LPR[3]+1.40%	2,000,000	274,000
Secured[1]	CNY	Dec, 2024-2025	LPR[3]+1.40%	1,000,000	137,000
Unsecured[6]	CNY	Dec, 2024-2025	LPR[3]+0.90%	14,000	1,918
Secured[1]	USD	Dec, 2024-2025	SOFR[5]+1.10%	125,000	125,000
Total					2,414,763
1 - Secured by Geely.
2 - Vehicle inventory purchased via this facility was pledged as security until repayment.
3 - 12-month People's Bank of China Loan Prime Rate ("LPR").
4 - 3-month Euro Interbank Offered Rate ("EURIBOR").
5 - 12-month Term Secured Overnight Financing Rate ("SOFR").
6 - Letter of comfort from Geely.
7 - 1-month Term Secured Overnight Financing Rate ("SOFR").
8 - Excludes interest on loans.
Convertible instruments
Credit facility agreement with Volvo Cars
On November 3, 2022 the Group entered into a credit facility agreement with the related party Volvo Cars originally providing available credit of up to $800,000 and terminating on May 3, 2024. The credit facility can be drawn upon once a month and is utilizable for general corporate purposes. Interest is calculated at the floating six-month SOFR rate plus 4.97% per annum. Prior to maturity, if the Group announces an offering of shares with a proposed capital raise of at least $350,000 and no fewer than five institutional investors participate in the offering, Volvo Cars has the right to convert the principal amount of any outstanding loans into the same class of shares and at the same price per share as received by the participating institutional investors.
Volvo Cars' conversion right meets the definition of an embedded derivative financial liability that is required to be bifurcated from the host debt instrument and accounted for separately because it could result in the issuance of a variable number of Class A Shares in the Parent at a price that was not fixed at the inception of the agreement and the economics of Volvo Cars' conversion right are not clearly and closely related to that of the host debt instrument. As such, the financial liability related to Volvo Cars' conversion right is carried at fair value with subsequent changes recognized in the Profit or Loss at each reporting date.
Subsequently, the credit facility agreement was amended. Below are the amendments to the credit facility, leading the Group to recalculate the carrying amount of the liability as the present value of the modified contractual cash flows and to recognize modification losses within finance expense during the years ended December 31, 2024 and 2023.

Amendment	Date	Modification loss
(i) Increase the overall credit capacity to $1,000,000 (ii) Termination date extended to June 30, 2027	November 8, 2023	(7,553)
Termination date extended to December 29, 2028	August 21, 2024	(2,761)
As of December 31, 2025 and 2024, the Group had principal draws of $1,000,000 and $1,000,000 outstanding under the facility and the fair value of the financial liability related to Volvo Cars' conversion right was $0 and $0.
Credit facility agreements with Geely
On November 8, 2023, the Group entered into a credit facility agreement with the related party Geely providing available credit of $250,000 with an interest rate of SOFR plus 4.97% per year; terminating on June 30, 2027 (the "2023 Geely Facility"). Other than the amount of credit available, the credit facility agreement with Geely maintains terms that are materially aligned with the original credit facility agreement with Volvo Cars, including the conversion option. As of December 31, 2025 and 2024, the Group had principal draws of $250,000 and $250,000 outstanding under the facility and the fair value of the financial liability related to Geely's conversion right was $0 and $0.

On December 19, 2025, Geely signed a conversion agreement under which it agreed to convert approximately $300,000 of principal and accrued interest of the 2023 Geely Facility at a conversion price of $19.34 (nineteen dollars and thirty four cents) per ADS. The closing of this conversion is subject to a number of conditions precedents including approval of certain aspects of the transaction by regulatory authorities and certain lenders. If these conditions precedents are not met, the conversion agreement has no further force or effect and the original terms of the credit facility agreement apply. The conversion agreement represents a significant modification of the original credit facility agreement and, therefore, the original loan was considered settled by the issuance of a new financial instrument - no gain or loss was recognized. The new financial instrument is a compound financial instrument which was recognized at fair value. The full fair value was allocated to the liability component and, therefore, no value was allocated to the equity component.
On December 16, 2025, the Group entered into a subordinated credit facility agreement with a Geely entity (related party) providing available credit of $600,000 available through March 31, 2026 in up to two drawdowns of $300,000 each (the "2025 Geely Facility"). On the same date, Polestar made a drawdown of $300,000 on this facility with an interest rate of SOFR plus 3.0% per year; maturing on June 17, 2026. Any further drawdown requires the consent of the lender. The subordinated credit facility includes a conversion option which allows the lender, at any time prior to repayment, to convert all or a portion of the outstanding amount into Polestar's shares or ADSs at a conversion price based on the average closing price of the five preceding trading days. This conversion option does not meet the definition of an embedded derivative and, therefore, is not required to be bifurcated from the host debt instrument and accounted for separately.
Club Loan
The Group has the following non-current syndicated loans from banks (the Club Loan) outstanding as of December 31, 2025:

				As of December 31, 2025		As of December 31, 2024
Club loan	Currency	Term	Interest rate	Nominal amount in respective currency	Principal carrying value in TUSD[3]	Nominal amount in respective currency	Principal carrying value in TUSD[3]
Unsecured syndicated bank loan	USD	Feb, 2024- 2027	SOFR[1]+3.35%	583,500	580,208	583,500	577,785
Unsecured syndicated bank loan	EUR	Feb, 2024- 2027	EURIBOR[2]+ 2.85%	340,000	397,028	340,000	349,450
Total					977,236		927,235
1 - 6-month Term SOFR.
2 - 6-month EURIBOR.
3 - Excludes interest on loans.
The Club Loan is secured by interest reserve accounts pledges with an aggregate of three months interest deposited, Keepwell deed from Geely, and Letter of Comfort from Volvo Cars and PSD. The Club Loan bear interest based on Term SOFR or EURIBOR. Polestar may select an Interest Period of 1, 3 or 6 months, or any other period agreed between Polestar, the agent and all lenders in relation to the relevant loan.
The Club Loan is subject to covenant requirements including, but not limited to, a defined minimum annual revenue, a defined range for Polestar's debt-to-asset ratio (calculated on a quarterly basis), minimum quarterly cash levels of €400.0 million and maximum quarterly financial indebtedness of $5,500.0 million.
During 2025, Standard Chartered Bank and the syndicated lenders agreed to amend the debt-to-asset ratio range to be from 0.85:1 to 1.40:1 for the fourth quarter of 2025 and to amend the minimum revenue covenant for 2025 from $7,144.9 million to $3,000.0 million. The outcome of the debt-to-asset ratio for Q4 2025 and revenue for 2025 were 1.37:1 and $3,058.1 million, respectively and, therefore, as a result of these changes, Polestar was not in default related to the syndicated loan as of December 31, 2025. The debt ratio covenant will continue to be tested in the quarters thereafter. On March 31, 2026, the debt-to-asset ratio range for all testing dates for the year 2026 were amended. For further information, see Note 26 - Loans and borrowings.
Polestar's TFF (presented under Working capital loans from banks) is subject to certain covenant requirements and shares the same minimum quarterly cash covenant as the syndicated Club Loan. As of December 31, 2025, Polestar was not in breach of these covenants.
Borrowing collateralized with tooling
PS3 Tooling and Equipment
On December 8, 2023, Polestar and Geely entered into an asset transfer agreement which, when considered together with certain other agreements not signed until after December 31, 2023, was designed to provide financing to Polestar in exchange for Polestar transferring legal ownership of certain Polestar unique tooling and equipment that will be used in the manufacturing of the PS3 (the "PS3 Tooling and Equipment") to Geely. The agreements were as follows:
•Polestar and Geely entered into an asset transfer agreement on December 8, 2023 under which Geely agreed to purchase the PS3 Tooling and Equipment for $156,056. The PS3 Tooling and Equipment sold to Geely included (1) tooling and equipment at certain vendors' premises and (2) unique type bound tooling and equipment located in Volvo Cars' plant. The purchase price was comprised of (1) Polestar's book value of the PS3 Tooling and Equipment equal to $149,470 (the "Base") and (2) an estimate of the cost to Polestar for future changes or modifications to the PS3 Tooling and Equipment equal to $6,586 (the "Cap"). The amount of the Cap not utilized by Polestar must be repaid by Polestar to Geely at the end of the useful life of the PS3. During and at the end of the useful life of the PS3, Polestar has the right to repurchase the PS3 Tooling and Equipment at Geely's book value. In the event the user right agreement (discussed below) is terminated, Polestar is obligated to repurchase the PS3 Tooling and Equipment at the amount not reimbursed to Geely under the user right agreement.
•Polestar, Geely, and Volvo Cars were committed to enter into a user right agreement under which Geely will grant Volvo Cars the right to use to PS3 Tooling and Equipment to manufacture the PS3 for Polestar in exchange for an annual user right fee from Volvo Cars equal to the Base divided by the estimated useful life of the PS3 (i.e., 6 years). In the event Polestar utilizes the Cap in the future, the numerator of the annual user right fee calculation will be adjusted by Geely to add the amount of the Cap utilized by Polestar. The user right fee does not carry interest or a mark-up.
•Polestar and Volvo Cars were committed to enter into a manufacturing agreement under which Volvo Cars will manufacture the PS3 in its plant in Chengdu, China. Per the pricing terms of the manufacturing agreement, Polestar will repay Volvo Cars for the annual user right fee paid to Geely in the piece price of each PS3 purchased (i.e., the annual user right fee divided by the annual manufacturing volume of PS3s).
In accounting for the asset transfer agreement, the Group applied the guidance in IFRS 15, IFRS 16, and IFRS 9. Under IFRS 15 and IFRS 16, the transfer of the PS3 Tooling and Equipment failed to meet the definition of a sale because the PS3 Tooling and Equipment is (1) unique to Polestar and the manufacturing of the PS3, (2) Polestar maintains a right to repurchase the PS3 Tooling and Equipment during and at the end of the useful life of the PS3, and (3) Polestar has a contingent obligation to repurchase the PS3 Tooling and Equipment at a value equal to Geely's purchase price less the total amount of the user right fee paid to Geely in the event the user right agreement is terminated. Further, since Polestar is required to (1) pay Volvo Cars in PS3 piece price for the annual user right fee Volvo Cars is required to pay Geely and (2) pay Geely at the end of the useful life of the PS3 for any unused amount of the Cap, the agreements together form a failed sale and lease-back transaction. In accordance with IFRS 16, the PS3 Tooling and Equipment was not derecognized from PPE and Polestar's obligation to repay the purchase price from Geely was accounted for under IFRS 9. Per the terms of the agreement, Polestar's long-term obligation to repay Geely through Volvo Cars does not include any interest or mark-up (i.e., the amount borrowed is the exact amount which will be repaid). This transfer of proceeds from Geely did not factor for the time-value of money (e.g., in a manner similar to a discount on a bond that a third party investor would require), so the transaction was not at arm's length in accordance with IAS 24, Related Party Disclosures ("IAS 24"), resulting in a portion of the purchase price from Geely being accounted for as a capital contribution instead of a financial liability. Accordingly, Polestar's obligation to Geely was recognized at the present value of $131,737, determined utilizing an estimated market interest rate in China of 5.2%, and the difference between the present value of Polestar's obligation and the purchase price from Geely of $25,565 was recognized as a component of other contributed capital.
On March 1, 2024, Polestar extended the production lifecycle of the PS3 from six years to seven years. As the duration of the PS3 Tooling and Equipment financing instrument follows the production lifecycle of the vehicle, the length of the repayment period also extended from six years to seven years resulting in a $2,478 gain. The carrying value of the PS3 Tooling and Equipment financing instrument was $112,843 and $124,878 as of December 31, 2025 and 2024, respectively.
PS4 Tooling and Equipment
In August 2025, Polestar and Geely entered into an asset transfer agreement under which Geely agreed to purchase unique tooling used in the production of the PS4 for $75,700. Although legal title and associated risks transferred to Geely, the tooling was not physically moved, is unique to Polestar and cannot be repurposed or used by Geely or any other party without Polestar's intellectual property and operational involvement.
In substance, Polestar retains control over the tooling, as Geely does not obtain the ability to direct the use of, or derive economic benefits from, the assets other than through providing access back to Polestar. Based on this, the transaction does not meet the criteria for a sale under IFRS 15, as control of the tooling has not transferred. Furthermore, although the arrangement involves legal title transfer, no leaseback agreement (written or otherwise) has been entered into with Geely. As such, the transaction is not accounted for as a sale and leaseback under IFRS 16. Accordingly, the tooling remains recognized in Polestar's property, plant and equipment. The cash received is accounted for as a financing liability, initially measured at fair value using a market interest rate, with any excess over fair value recognized as a capital contribution in equity. As of December 31, 2025, the carrying value of the PS4 Tooling and Equipment financing instrument was $68,974.
PS5 Tooling and Equipment
In December 2025, Polestar and Geely entered into an asset transfer agreement for unique vendor tooling related to PS5 production, for $148,000. As with the PS4 arrangement, the ownership and title were transferred to Geely, the tooling was not physically moved and is specialized for PS5 production.
In substance, Polestar retains control over the tooling, as Geely cannot derive economic benefit except by leasing it back to Polestar. As of December 31, 2025, no leaseback agreement had been executed between the parties. Accordingly, the transaction does not meet the criteria for a sale under IFRS 15, as control of the tooling has not transferred to Geely, and the tooling remains recognized in Polestar’s property, plant and equipment. The cash received recognized as a financing liability initially measured at fair value using a market interest rate, with any excess over fair value recognized as a capital contribution in equity. As of December 31, 2025, the carrying value of this financing instrument was $151,879.
Market RCFs
In the ordinary course of business, Polestar, on a market by market basis, enters into multiple low value credit facilities with various financial service providers to fund operations related to vehicle sales. These facilities provide access to credit with the option to renew as mutually determined by Polestar Group and the financial service provider. The facilities take different legal forms on a market-by-market basis but are generally partially or fully secured by vehicles. As of December 31, 2025 and 2024, the amount outstanding under these arrangements due to third parties was $83,283 and $89,744, respectively, with maturities up to December 2026.
In May 2021, the Group entered into a revolving credit facility with the related party Volvo Cars Financial Services UK. The revolving credit facility is renewed each 12-month period and is denominated in GBP. Interest is calculated at the floating Bank of England ("BoE") base rate plus 2-2.5%, settled monthly. The facility is partially secured by the underlying assets. As of December 31, 2025 and 2024, $65,625 and $55,344 of this financing arrangement remained outstanding, respectively.
Polestar has also entered into contracts to sell vehicles and then lease such vehicles back for a period of up to twelve months. At the end of the leaseback period, Polestar is obligated to repurchase the vehicles. Accordingly, the consideration received for these transactions was recorded as a financing transaction. As of December 31, 2025 and 2024, the aggregate amount outstanding under these arrangements was $5,900 and $8,160, respectively.